                                                                          [LOGO]

                                                                  [THE HARTFORD]

August 14, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4644
Attn: Division of Investment Management

Re: Hartford Life Insurance Company
    Separate Account Three ("Registrant")
    Director M Platinum
    File No. 333-119414

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

    1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

    2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on August 1, 2006.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Loghmani

Sharon Loghmani
Senior Legal Specialist